INVESTMENTS IN NON-CONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2021
Disclosure of interests in other entities [Abstract]
INVESTMENTS IN NON-CONSOLIDATED COMPANIES	INVESTMENTS IN NON-CONSOLIDATED COMPANIES

	As of December 31,
	2021	2020

At the beginning of the year	471,306	513,648

Equity in earnings of non-consolidated companies	400,732	57,555
Other comprehensive income	(38,441)	(93,598)
Dividends from non-consolidated companies	(82,122)	(6,299)

At the end of the year	751,475	471,306

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

Company	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	681,711	422,948
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	64,140	42,625
Other non-consolidated companies (1)					5,624	5,733

					751,475	471,306
(1)     It includes the investment held in Finma S.A.I.F., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.
(a)Usinas Siderurgicas de Minas Gerais S.A. – USIMINAS
As of December 31, 2021, Ternium, through its subsidiaries, owns a total of 242.6 million ordinary shares and 8.5 million preferred shares, representing 20.4% of the issued and outstanding share capital of Usinas Siderurgicas de Minas Gerais S.A. – USIMINAS (“Usiminas”), the largest flat steel producer in Brazil for the energy, automotive and other industries.

Ternium, through its subsidiaries, together with Tenaris S.A.’s Brazilian subsidiary Confab Industrial S.A. (“TenarisConfab”), are part of Usiminas’ control group, comprising the so-called T/T Group. As at December 31, 2021, the Usiminas control group holds, in the aggregate, 483.6 million ordinary shares bound to the Usiminas shareholders’ agreement, representing approximately 68.6% of Usiminas’ voting capital. The Usiminas control group, which is bound by a long-term shareholders’ agreement that governs the rights and obligations of Usiminas’ control group members, is currently composed of three sub-groups: the T/T Group; the NSC Group, comprising Nippon Steel Corporation (“NSC”), Metal One Corporation and Mitsubishi Corporation; and Usiminas’ pension fund Previdência Usiminas. The T/T Group holds approximately 47.1% of the total shares held by the control group (39.5% corresponding to the Ternium entities and the other 7.6% corresponding to TenarisConfab); the NSC Group holds approximately 45.9% of the total shares held by the control group; and Previdência Usiminas holds the remaining 7%.
13.    INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)

The corporate governance rules reflected in the Usiminas shareholders agreement provide, among other things, that Usiminas’ executive board will be composed of six members, including the chief executive officer and five vice-presidents, with Ternium and NSC nominating three members each. The right to nominate Usiminas’ chief executive officer alternates between Ternium and NSC at every 4-year interval, with the party that does not nominate the chief executive officer having the right to nominate the chairman of Usiminas’ board of directors for the same 4-year period. The Usiminas shareholders agreement also provides for an exit mechanism consisting of a buy-and-sell procedure—exercisable at any time after November 16, 2022 and applicable with respect to shares held by NSC and the T/T Group—, which would allow either Ternium or NSC to purchase all or a majority of the Usiminas shares held by the other shareholder.

As of December 31, 2021, the closing price of the Usiminas ordinary and preferred shares, as quoted on the BM&F Bovespa Stock Exchange, was BRL 14.51 (approximately $2.60; December 31, 2020: BRL15.69 - $3.02) per ordinary share and BRL15.16 (approximately $2.72; December 31, 2019: BRL14.61 - $2.81) per preferred share, respectively. Accordingly, as of December 31, 2021, Ternium’s ownership stake had a market value of approximately $653.9 million ($756.3 million as of December 31, 2020) and a carrying value of $681.7 million ($422.9 million as of December 31, 2020).
Considering that the market value of Usiminas was slightly below the book value as of December 31, 2021, the Company tested the recoverability of its investment in Usiminas as of such date, resulting in no impairment charges to be recognized. Furthermore, the Company reviews periodically the recoverability of its investment in Usiminas. To determine the recoverable value, the Company estimates the value in use of the investment by calculating the present value of the expected cash flows or its fair value less costs of disposal.

As of December 31, 2021 and 2020, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2021	As of December 31, 2020

At the beginning of the year	422,948	486,643
Share of results (1)	379,067	35,580
Other comprehensive income	(38,680)	(93,237)
Dividends	(81,624)	(6,038)

At the end of the year	681,711	422,948
(1) It includes the adjustment of the values associated to the purchase price allocation.
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	3,897,381
Percentage of interest of the Company over shareholders' equity	20.41%

Interest of the Company over shareholders' equity	795,444

Purchase price allocation	54,141
Goodwill	186,262
Impairment	(354,136)

Total Investment in Usiminas	681,711
On February 11, 2022, Usiminas issued its annual accounts as of and for the year ended December 31, 2021.
13.    INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)

Summarized balance sheet (in million $)	As of December 31, 2021	As of December 31, 2020

Assets
Non-current	3,491	3,487
Current	2,325	1,339
Other current investments	75	276
Cash and cash equivalents	1,184	661

Total Assets	7,075	5,763

Liabilities
Non-current	477	540
Non-current borrowings	1,098	1,122
Current	1,104	836
Current borrowings	31	26

Total Liabilities	2,710	2,524

Non-controlling interest	468	378

Shareholders' equity	3,897	2,861

Summarized income statement (in million $)	Year ended December 31, 2021	Year ended December 31, 2020

Net sales	6,270	3,133
Cost of sales	(4,168)	(2,509)
Gross Profit	2,102	624
Selling, general and administrative expenses	(199)	(161)
Other operating income (loss), net	197	61
Operating income	2,100	524
Financial expenses, net	158	(234)
Equity in earnings of associated companies	41	30
Profit (Loss) before income tax	2,299	320
Income tax benefit	(426)	(97)
Net profit (loss) before non-controlling interest	1,873	223
Non-controlling interest in other subsidiaries	(185)	(117)
Net profit (loss) for the year	1,688	106
(b)Techgen S.A. de C.V.
Techgen is a Mexican natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on December 1st, 2016 and is fully operational. As of February 2017, Ternium, Tenaris, and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Ternium and Tenaris) completed their investments in Techgen. Techgen is currently owned 48% by Ternium, 30% by Tecpetrol and 22% by Tenaris. Ternium and Tenaris also agreed to enter into power supply and transportation agreements with Techgen, pursuant to which Ternium and Tenaris will contract 78% and 22%, respectively, of Techgen’s power capacity of 900 megawatts.
Techgen stated in its annual accounts as of and for the year ended December 31, 2021, that revenues amounted to $419 million ($314 million as of December 31, 2020), net profit from continuing operations to $45 million ($44 million as of December 31, 2020), non-current assets to $791 million ($833 million as of December 31, 2020), current assets to $91 million ($59 million as of December 31, 2020), non-current liabilities to $614 million ($709 million as of December 31, 2020), current liabilities to $134 million ($95 million as of December 31, 2020) and shareholders’ equity to $134 million ($89 million as of December 31, 2020).
During 2017 and 2016, Techgen’s shareholders made additional investments in Techgen, in the form of subordinated loans, which in the case of Ternium amounted to $127.4 million as of December 31, 2021, and which are due in June 2026.
13.    INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)
On February 2019, Techgen S.A. de C.V. entered into syndicated loan agreement with HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin (the “Syndicated Loan”), out of which $463 million was outstanding as of June 30, 2021, according to the following terms: (i) Libor + 170 bps; (ii) maturity on February 13, 2026; (iii) average life 2.65 years; and (iv) guaranteed by: assets, shares, a debt service reserve account - which represents 10% of the outstanding amount- and the fix capacity charge cash-flow.

On August 5, 2021, Ternium Investments completed the purchase of a participation in this Syndicated Loan for an amount of $68 million. As of December 31, 2021, the outstanding syndicated loan amount was of $423 million and Ternium Investments’ participation was of $62 million.

For commitments from Ternium in connection with Techgen, see note 24.